Other Liabilities (Summary of Other Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Other Liabilities [Abstract]
Accounts payable, accrued expenses, and other items	$ 11,031	$ 8,954
Accrued interest	4,545	4,652
Accrued salaries and employee benefits	4,733	7,313
Cheques and other items in transit	1,424	255
Current income tax payable	283	296
Deferred tax liabilities	280	303
Defined benefit liability	1,354	1,372
Lease liabilities	5,250	5,352
Liabilities related to structured entities	3,888	4,008
Provisions	1,721	1,735
Total	34,509	34,240
Dividends and distributions payable	$ 1,802